PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.0%
Asset-Backed Securities 5.0%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-15A, Class B1, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.169%(c)	10/23/32	5,000	$ 4,995,966
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.216(c)	10/20/28	2,000	1,999,551
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.916(c)	10/20/31	1,700	1,692,920
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.166(c)	07/20/32	10,000	9,904,470
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.953(c)	10/18/31	4,000	3,960,406
Series 2019-10A, Class B, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.101(c)	04/15/32	3,000	2,991,714
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.191(c)	07/15/31	3,000	2,914,160

Total Asset-Backed Securities (cost $28,700,000)				28,459,187
Bank Loans 83.4%
Advertising 0.3%
Advantage Sales & Marketing, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	4.952(c)	07/23/21	1,146	1,074,530
Incremental Term B-2 Loan, 1 Month LIBOR + 3.250%	4.952(c)	07/23/21	418	391,430
				1,465,960
Aerospace & Defense 0.6%
TransDigm, Inc., New Tranche G Term Loans, 1 Month LIBOR + 2.500%	4.202(c)	08/22/24	3,659	3,655,465

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Apparel 0.6%
Calceus Acquisition, Inc., Term Loan, 1 Month LIBOR + 5.500%	7.202%(c)	02/12/25	2,502	$ 2,495,932
Kontoor Brands, Inc., Term Loan B, 1 Month LIBOR + 4.250%^	5.923(c)	05/15/26	724	721,525
				3,217,457
Auto Manufacturers 0.8%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.270(c)	11/06/24	3,899	3,872,213
UOS LLC, Initial Term Loan, 1 Month LIBOR + 5.500%^	7.202(c)	04/18/23	645	646,052
				4,518,265
Auto Parts & Equipment 2.5%
Adient US LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	6.124(c)	05/06/24	1,570	1,565,888
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%	4.075(c)	04/06/24	2,869	2,814,941
Autokiniton US Holdings, Inc., 2019 Term B Loan, 1 Month LIBOR + 5.750%^	7.452(c)	05/22/25	325	310,375
Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 1 Month LIBOR + 2.000%	3.702(c)	11/02/23	3,038	2,779,695
Innovative Xcessories & Services LLC, Term Loan, 1 Month LIBOR + 4.750%^	6.460(c)	11/29/22	1,424	1,406,328
K & N Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	6.452(c)	10/20/23	1,638	1,539,664
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%	5.702(c)	05/22/24	1,165	1,083,928
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	04/22/24	2,563	2,399,083
				13,899,902
Beverages 0.2%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.202(c)	03/20/24	1,500	1,416,251

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Building Materials 1.0%
Airxcel, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%	10.452%(c)	04/27/26	225	$ 204,750
API Group, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.554(c)	10/01/26	1,175	1,179,406
DiversiTech Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	5.104(c)	06/03/24	1,244	1,214,816
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.509(c)	04/14/25	3,200	3,160,125
				5,759,097
Chemicals 3.8%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.202(c)	12/23/24	1,798	1,721,585
Ascend Performance Materials Operations LLC, Initial Term Loan, 3 Month LIBOR + 5.250%^	7.354(c)	08/27/26	900	900,000
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	9.186(c)	09/05/22	118	81,890
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	5.600(c)	07/01/26	2,593	2,596,742
Perstorp Holding AB (Sweden), Facility B Loan, 3 Month LIBOR + 4.750%^	6.854(c)	02/26/26	1,642	1,543,245
Plaskolite PPC Intermediate II LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%	5.972(c)	12/15/25	2,135	1,980,323
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	5.805(c)	06/26/25	3,908	3,682,964
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	10.409(c)	06/26/26	1,635	1,479,675
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.005(c)	10/01/25	4,521	4,471,265

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)

Tronox Finance LLC, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%	4.653%(c)	09/23/24	1,612	$ 1,605,678
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	4.702(c)	08/08/24	1,333	1,322,781
				21,386,148
Coal 0.2%
CNX Resources Corp., Term Loan B, 1 Month LIBOR + 4.500%^	6.210(c)	09/27/24	979	876,055
Murray Energy Corp., Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%	7.250(c)	10/17/22	789	188,457
				1,064,512
Commercial Services 4.5%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	4.702(c)	04/09/25	1,802	1,797,682
Barbri, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	6.463(c)	12/01/23	691	670,480
EAB Global, Inc., First Lien Term Loan, 2 - 3 Month LIBOR + 3.750%^	5.735(c)	11/17/24	808	793,776
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	10/01/25	6,049	6,083,264
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%^	6.104(c)	05/01/24	995	945,165
IRI Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	6.202(c)	12/01/25	1,329	1,257,765
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.290(c)	07/03/24	1,551	1,548,994
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%^	5.515(c)	10/11/24	2,041	2,000,327
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.500%^	5.210(c)	07/17/25	3,962	3,976,999

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Syniverse Holdings, Inc., Tranche C Term Loan, 2 Month LIBOR + 5.000%	6.846%(c)	03/09/23	3,623	$ 3,204,810
Trugreen, LP, 2019 Term Loan B, 1 Month LIBOR + 3.750%^	5.452(c)	03/19/26	1,169	1,172,048
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	6.202(c)	09/17/23	300	89,980
VT Topco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	5.854(c)	08/01/25	1,660	1,649,724
				25,191,014
Computers 4.3%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	6.702(c)	01/05/26	1,492	1,343,250
DynCorp International, Inc., First Lien Term Loan B, 1 Month LIBOR + 6.000%	7.765(c)	08/15/25	1,800	1,755,000
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	07/11/25	1,760	1,694,344
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.202(c)	09/29/25	2,898	2,907,385
Term B USD Loan, 1 Month LIBOR + 3.750%	5.452(c)	09/30/24	4,428	4,429,966
Neustar, Inc.,
First Lien Term Loan B4, 1 Month LIBOR + 3.500%	5.202(c)	08/08/24	2,282	2,135,502
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.702(c)	08/08/25	550	482,033
Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.604(c)	08/01/24	3,355	2,709,247
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.202(c)	10/31/25	1,836	1,799,403
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	5.399(c)	05/17/25	1,457	1,393,395
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	5.899(c)	08/20/25	3,871	3,729,180
				24,378,705

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Cosmetics/Personal Care 0.1%
Revlon Consumer Products Corp., Initial Term B Loan, 3 Month LIBOR + 3.500%	5.526%(c)	09/07/23	1,118	$ 813,434
Distribution/Wholesale 0.2%
American Tire Distributors, Inc., Initial Term Loan, 1 Month LIBOR + 7.500%	9.202(c)	09/02/24	575	500,408
Fleetpride, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	6.604(c)	02/04/26	697	656,451
				1,156,859
Diversified Financial Services 2.6%
Capital Automotive, LP, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.000%	7.710(c)	03/24/25	594	593,416
GreenSky Holdings LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	5.000(c)	03/31/25	1,247	1,228,133
Hudson River Trading LLC, Term Loan, 1 Month LIBOR + 3.500%	5.202(c)	04/03/25	2,981	2,982,878
LiquidNet Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%	4.952(c)	07/11/24	1,630	1,613,854
PHH Mortgage Corp., Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%	6.702(c)	12/07/20	1,209	1,193,324
Stepstone Group, LP, Initial Term Loan, 2 Month LIBOR + 4.000%^	5.844(c)	03/27/25	1,332	1,325,564
VFH Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	6.044(c)	03/01/26	5,674	5,658,917
				14,596,086
Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205(c)	07/30/26	1,250	1,207,813
Lonestar II Generation Holdings LLC,
Initial Term B Loan, 1 Month LIBOR + 5.000%	6.702(c)	04/20/26	490	489,231
Initial Term C Loan, 1 Month LIBOR + 5.000%	6.702(c)	04/20/26	59	58,855
				1,755,899

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electrical Components & Equipment 0.2%
Pelican Products, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.265%(c)	05/01/25	1,142	$ 1,042,352
Electronics 0.5%
Celestica, Inc. (Canada), Term B Loan, 1 Month LIBOR + 2.125%	3.825(c)	06/27/25	2,740	2,683,224
Engineering & Construction 1.2%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.254(c)	06/21/24	1,745	1,707,298
Dynasty Acquisition Co., Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 4.000%	6.104(c)	04/06/26	1,821	1,827,049
Initial Term B-2 Loan, 3 Month LIBOR + 4.000%	6.104(c)	04/06/26	979	982,692
TRC Co., Inc., Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.202(c)	06/21/24	2,345	2,333,530
				6,850,569
Entertainment 0.0%
Deluxe Entertainment Services Group, Inc., Term Loan	—(p)	02/28/20	1,181	85,630
Environmental Control 0.2%
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%^	5.000(c)	02/28/25	1,607	1,401,985
Foods 2.4%
Chefs’ Warehouse, Inc., Term Loan, 1 Month LIBOR + 3.500%^	5.200(c)	06/22/22	1,681	1,681,210
CSM Bakery Solutions LLC, First Lien Term Loan, 3 Month LIBOR + 4.000%	6.030(c)	07/03/20	2,811	2,689,515
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	5.389(c)	05/23/25	2,222	2,058,012
Milk Specialties Co., New Term Loan, 1 Month LIBOR + 4.000%^	5.702(c)	08/16/23	3,695	3,362,392

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Foods (cont’d.)
Shearer’s Foods LLC, Refinancing Term Loan, 1 Month LIBOR + 4.250%	5.952%(c)	03/31/22	1,455	$ 1,450,687
United Natural Foods, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	5.952(c)	10/22/25	2,829	2,315,937
				13,557,753
Forest Products & Paper 0.2%
Clearwater Paper Corp., Initial Term Loan, 1 Month LIBOR + 3.250%^	4.875(c)	07/26/26	1,050	1,047,375
Healthcare-Products 0.6%
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.854(c)	09/24/24	2,809	2,172,123
Sotera Health Holdings LLC,
Incremental Term Loan, 3 Month LIBOR + 3.500%	5.427(c)	05/16/22	549	546,339
Term Loan	—(p)	11/20/26	250	248,854
Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 3 Month LIBOR + 3.000%	4.927(c)	05/15/22	725	720,755
				3,688,071
Healthcare-Services 7.5%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%^	5.258(c)	10/31/25	1,663	1,662,437
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	5.952(c)	03/14/25	1,600	1,487,671
2018 Term Loan, 1 Month LIBOR + 3.250%	4.972(c)	04/28/22	1,327	1,250,508
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.604(c)	04/22/24	1,208	996,940
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	6.202(c)	10/24/23	2,786	2,423,660
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	11.702(c)	04/24/24	825	814,688
ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.202(c)	05/10/23	3,777	3,700,243
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	6.909(c)	05/15/25	1,977	1,482,649

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)

DaVita, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.952%(c)	08/12/26	1,525	$ 1,532,625
DentalCorp Perfect Smile ULC (Canada), Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	06/06/25	1,797	1,754,346
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	10/10/25	2,775	2,200,079
Explorer Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%^	5.854(c)	05/02/23	2,561	2,554,427
Term Loan	—(p)	11/20/26	1,025	1,017,312
Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 3.750%	5.500(c)	07/02/25	4,632	4,645,903
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 4.500%	6.202(c)	11/16/25	4,864	4,885,526
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.202(c)	06/14/24	1,854	1,840,395
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.854(c)	06/07/23	3,106	2,960,689
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.500%/PRIME + 2.500%	6.505(c)	06/30/23	850	840,438
Surgery Center Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.960(c)	09/02/24	865	852,684
US Anesthesia Partners, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	4.702(c)	06/24/24	924	913,245
US Renal Care, Inc., First Lien Term Loan B, 1 Month LIBOR + 5.000%	6.750(c)	06/26/26	500	474,375
Zelis Payments Buyer, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	09/25/26	2,100	2,095,626
				42,386,466
Holding Companies-Diversified 1.1%
Belfor Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	5.786(c)	04/03/26	1,995	1,999,987

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Holding Companies-Diversified (cont’d.)
Ozark Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	4.952%(c)	07/03/23	1,190	$ 1,173,301
Travelport Finance (Luxembourg), First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	7.104(c)	05/29/26	3,375	3,071,250
				6,244,538
Home Builders 0.1%
Thor Industries, Inc., Initial USD Term Loan, 1 Month LIBOR + 3.750%	5.563(c)	02/02/26	580	575,730
Home Furnishings 0.6%
Global Appliance, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%^	5.710(c)	09/29/24	3,538	3,449,215
Insurance 0.5%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.202(c)	08/04/25	1,325	1,330,797
FHC Health Systems, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%	6.104(c)	12/23/21	1,593	1,588,652
				2,919,449
Investment Companies 0.4%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	02/24/25	714	711,447
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.354(c)	12/15/23	1,507	1,461,878
				2,173,325
Iron/Steel 0.1%
Helix Acquisition Holdings, Inc., Amendment No 3 Incremental Term Loan, 3 Month LIBOR + 3.750%^	5.854(c)	09/30/24	499	468,199

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Leisure Time 0.8%
ClubCorp Holdings, Inc., Term B Loan (First Lien), 3 Month LIBOR + 2.750%	4.854%(c)	09/18/24	2,180	$ 1,982,987
Recess Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.452(c)	09/30/24	2,373	2,336,861
				4,319,848
Lodging 0.4%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	4.452(c)	12/23/24	2,066	2,049,898
Machinery-Construction & Mining 1.3%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.604(c)	11/27/20	8,053	6,603,809
Loan (Second Lien), 3 Month LIBOR + 9.000%	11.104(c)	11/26/21	900	508,500
				7,112,309
Machinery-Diversified 2.6%
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%^	5.952(c)	12/11/24	1,870	1,822,966
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	9.702(c)	04/30/26	300	282,000
Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%^	4.710(c)	12/31/21	1,228	1,221,665
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	08/29/23	710	712,276
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.150%	5.292(c)	07/19/24	2,130	2,094,252
Granite US Holdings Corp., Term Loan, 3 Month LIBOR + 5.250%	7.354(c)	09/30/26	500	486,250
Hyster Yale Group, Inc., Term Loan, 1 Month LIBOR + 3.250%	4.952(c)	05/30/23	838	828,318
New VAC US LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	6.104(c)	03/08/25	1,625	1,300,200

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Diversified (cont’d.)

Pro Mach Group, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.472%(c)	03/07/25	3,271	$ 3,160,090
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%	5.531(c)	10/30/24	942	942,765
Titan Acquisition Ltd. (Canada), Initial Term Loan, 1 Month LIBOR + 3.000%	4.702(c)	03/28/25	1,966	1,878,480
				14,729,262
Media 4.3%
Beasley Mezzanine Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	5.716(c)	11/01/23	1,984	1,976,415
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.015(c)	07/17/25	985	981,894
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	4.015(c)	01/15/26	2,747	2,737,074
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	4.960(c)	08/24/26	3,050	3,059,531
iHeartCommunications, Inc., Term Loan, 1 Month LIBOR + 4.000%	5.781(c)	05/01/26	820	824,881
Mission Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.031(c)	01/17/24	259	259,512
Nexstar Broadcasting, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	3.952(c)	01/17/24	1,305	1,306,013
Term B-4 Loan, 3 Month LIBOR + 2.750%	4.452(c)	09/18/26	2,200	2,207,465
Radiate Holdco LLC,
Amendment No 2 Incremental Term Loan, 1 Month LIBOR + 3.500%	5.202(c)	02/01/24	848	849,288
Closing Date Term Loan, 1 Month LIBOR + 3.000%	4.702(c)	02/01/24	3,124	3,100,833
Sinclair Television Group, Inc., Term B-2 Loan, 1 Month LIBOR + 2.500%	4.270(c)	09/30/26	1,000	1,003,125
Telesat LLC, Term Loan^	—(p)	11/21/26	325	324,594

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)

Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.452%(c)	03/15/24	3,709	$ 3,629,813
WideOpenWest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	4.953(c)	08/18/23	2,004	1,941,192
				24,201,630
Metal Fabricate/Hardware 1.0%
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.466(c)	06/26/26	1,646	1,563,581
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	5.354(c)	01/28/22	3,290	3,059,624
WireCo WorldGroup, Inc. (Cayman Islands), First Lien Term Loan, 1 Month LIBOR + 5.000%	6.702(c)	09/29/23	851	805,891
				5,429,096
Mining 0.4%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	02/27/23	1,310	1,308,536
Covia Holdings Corp., Initial Term Loan, 3 Month LIBOR + 4.000%	6.043(c)	06/02/25	1,457	1,017,319
				2,325,855
Miscellaneous Manufacturing 0.3%
Blount International, Inc., New Refinance Term Loan, 1 - 3 Month LIBOR + 3.750%	5.946(c)	04/12/23	398	397,658
International Textile Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	6.781(c)	05/01/24	1,439	1,122,297
				1,519,955
Oil & Gas 1.6%
Ascent Resources Marcellus LLC, Exit Term Loan, 1 Month LIBOR + 6.500%^	8.263(c)	03/30/23	250	225,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas (cont’d.)
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%	12.077%(c)	12/31/21	1,275	$ 740,297
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%	8.702(c)	08/01/23	3,098	3,128,980
CITGO Petroleum Corp., Term B Loan, 3 Month LIBOR + 4.500%	6.604(c)	07/29/21	3,058	3,064,405
PowerTeam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.354(c)	03/06/25	2,174	1,885,769
				9,044,451
Packaging & Containers 0.2%
Pregis TopCo Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	5.702(c)	08/03/26	400	391,500
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 3.000%	4.702(c)	10/17/24	780	735,070
				1,126,570
Pharmaceuticals 1.8%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.202(c)	09/26/24	1,334	1,241,130
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	5.250(c)	05/04/25	3,554	2,730,872
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	7.104(c)	07/05/23	2,137	1,774,051
Endo Luxembourg Finance Co., Initial Term Loan, 1 Month LIBOR + 4.250%	6.000(c)	04/29/24	2,464	2,250,306
Lannett Co., Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	7.077(c)	11/25/22	2,051	1,991,359
				9,987,718
Pipelines 1.0%
BCP Renaissance Parent LLC, Initial Term Loan, 2 Month LIBOR + 3.500%	5.363(c)	10/31/24	1,827	1,590,294
Prairie ECI Acquiror, LP, Initial Term Loan, 3 Month LIBOR + 4.750%	6.854(c)	03/11/26	2,535	2,448,386

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pipelines (cont’d.)
Southcross Energy Partners, LP,
Initial Term Loan Non-PIK, PRIME + 5.250%	10.000%(c)	08/04/21	1,956	$ 1,134,284
Term Loan	—(p)	12/30/19	232	232,182
Term Loan	—(p)	12/30/19	83	83,565
				5,488,711
Private Equity 0.3%
HarbourVest Partners, LP, Term Loan, 1 Month LIBOR + 2.250%	4.015(c)	03/03/25	1,486	1,487,016
Real Estate 3.3%
ASP MCS Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	05/20/24	1,246	550,455
Brookfield Property REIT, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%	4.200(c)	08/27/25	9,775	9,633,131
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	4.952(c)	08/21/25	4,742	4,750,891
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%	5.452(c)	01/30/24	4,081	3,666,430
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%	5.452(c)	01/30/24	230	206,793
				18,807,700
Real Estate Investment Trusts (REITs) 0.8%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.952(c)	04/23/26	1,471	1,473,152
iStar, Inc., New Term Loan B, 1 Month LIBOR + 2.750%^	4.505(c)	06/28/23	2,113	2,118,193
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.202(c)	07/26/26	950	951,187
				4,542,532
Retail 7.2%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.782(c)	07/01/22	3,025	2,256,449

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	6.702%(c)	09/25/24	4,754	$ 4,668,361
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%^	5.427(c)	06/03/22	3,348	2,912,975
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	3.952(c)	01/02/25	794	787,542
CEC Entertainment, Inc., Term B Loan, 1 Month LIBOR + 6.500%	8.202(c)	08/31/26	1,350	1,284,187
CWGS Group LLC, Term Loan, 1 Month LIBOR + 2.750%	4.507(c)	11/08/23	2,306	2,052,751
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	6.104(c)	02/07/25	1,538	1,493,431
Second Lien Facility (USD), 3 Month LIBOR + 8.000%^	10.104(c)	04/20/26	908	848,688
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	4.202(c)	08/18/23	3,023	2,954,462
Highline AfterMarket Acquisition LLC, Term Loan, 1 Month LIBOR + 3.500%^	5.250(c)	04/28/25	653	592,398
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 4.000%^	5.702(c)	11/21/23	2,657	2,607,111
Leslie’s Poolmart, Inc., Tranche B-2 Term Loan, 2 Month LIBOR + 3.500%	5.344(c)	08/16/23	2,205	2,050,646
Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	5.031(c)	04/09/25	3,701	2,461,099
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.203(c)	01/30/23	2,583	2,443,626
Petco Animal Supplies, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.177(c)	01/26/23	3,381	2,660,881
Rough Country LLC, Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.202(c)	05/25/23	1,789	1,752,896
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	4,046	3,934,969
Serta Simmons Bedding LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.244(c)	11/08/23	2,115	1,221,704
Staples, Inc., 2019 Refinancing New Term B-1 Loans, 1 Month LIBOR + 5.000%^	6.781(c)	04/16/26	1,866	1,839,973
				40,824,149

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Semiconductors 1.8%
Bright Bidco BV (Netherlands), 2018 Refinancing Term Loan B, 1 - 3 Month LIBOR + 3.500%	5.336%(c)	06/30/24	1,965	$ 919,389
Brooks Automation, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%	4.460(c)	10/04/24	331	327,937
Cabot Microelectronics Corp., Initial Term Loan, 1 Month LIBOR + 2.250%	4.000(c)	11/17/25	1,106	1,110,097
Cohu, Inc., Initial Term B Loan, 1 - 2 Month LIBOR + 3.000%^	5.200(c)	10/01/25	2,346	2,269,997
Macom Technology Solutions Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	3.952(c)	05/17/24	2,939	2,654,883
Microchip Technology, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	3.710(c)	05/29/25	1,477	1,476,769
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR + 5.000%^	6.781(c)	04/30/26	1,791	1,719,360
				10,478,432
Software 6.6%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	5.952(c)	10/02/25	4,285	4,113,660
Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	6.349(c)	09/05/25	1,059	1,040,094
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	6.700(c)	02/06/26	2,850	2,863,062
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	5.409(c)	08/14/25	2,978	2,783,963
Evergreen Skills Lux Sarl (Luxembourg), First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	6.946(c)	04/28/21	1,781	1,364,698
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.849(c)	07/12/23	2,934	1,114,909
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.446(c)	06/13/25	1,650	1,579,875
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.696(c)	06/13/24	3,680	3,592,377
Helios Software Holdings, Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.183(c)	10/24/25	800	789,666
MA Financeco LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.202(c)	06/21/24	229	227,013

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.452%(c)	09/15/24	2,375	$ 2,362,304
Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	6.177(c)	05/16/25	2,001	1,989,754
Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	4.871(c)	11/03/23	4,192	3,923,872
SCS Holdings I, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.354(c)	07/01/26	2,509	2,506,359
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.202(c)	06/21/24	1,543	1,533,075
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	3.952(c)	04/16/25	664	667,436
Term B-4 Loan, 1 Month LIBOR + 2.250%	3.952(c)	04/16/25	432	434,459
ThoughtWorks, Inc., Refinancing Term Loan, 1 Month LIBOR + 4.000%^	5.702(c)	10/11/24	895	895,466
TIBCO Software, Inc., Term Loan B-2, 1 Month LIBOR + 4.000%	5.780(c)	06/30/26	1,960	1,962,919
Ultimate Software Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	05/04/26	1,325	1,330,963
				37,075,924
Storage/Warehousing 0.3%
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	5.604(c)	02/27/20	1,775	1,770,562
Telecommunications 8.4%
Avaya, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.250%	6.015(c)	12/15/24	2,562	2,436,732
Connect Finco SARL, Term Loan	—(p)	09/23/26	1,800	1,790,438
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	4.710(c)	10/05/23	3,955	3,638,609
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.340(c)	05/27/24	2,498	2,087,348

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	5.952%(c)	11/29/25	3,673	$ 3,114,746
Second Lien Term Loan, 1 Month LIBOR + 8.250%	9.952(c)	11/27/26	825	666,600
GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	4.450(c)	05/30/25	5,382	4,100,687
IPC Corp., Term B-1 Loan (First Lien), 3 Month LIBOR + 4.500%	6.760(c)	08/06/21	757	620,993
Iridium Satellite LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.452(c)	11/04/26	1,100	1,110,657
MLN US HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	6.281(c)	11/30/25	2,358	2,070,157
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	9.952(c)	11/01/25	750	348,750
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.202(c)	11/01/24	2,024	1,443,944
Speedcast International Ltd. (Australia), Initial Term Loan, 3 Month LIBOR + 2.750%^	4.854(c)	05/15/25	2,916	2,653,196
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.250(c)	02/02/24	14,133	13,956,544
West Corp.,
Incremental B1 Term Loan, 1 - 3 Month LIBOR + 3.500%	5.314(c)	10/10/24	2,990	2,345,365
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.814(c)	10/10/24	1,987	1,613,100
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.104(c)	09/09/21	3,739	3,730,142
				47,728,008
Textiles 0.3%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%^	5.854(c)	12/12/25	1,886	1,565,585
Transportation 1.1%
Daseke Co., Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%	6.702(c)	02/27/24	3,367	3,148,336
Genesee & Wyoming, Inc., Term Loan	—(p)	11/06/26	1,000	1,006,562

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Transportation (cont’d.)
Savage Enterprises LLC, Initial Loan, 1 Month LIBOR + 4.000%	5.770%(c)	08/01/25	1,828	$ 1,844,036
Transplace Holdings, Inc., Initial Loan (Second Lien), 1 Month LIBOR + 8.750%^	10.452(c)	10/06/25	204	191,744
United Road Services, Inc., Initial Term Loan, 1 Month LIBOR + 5.750%^	7.452(c)	09/01/24	298	267,863
				6,458,541

Total Bank Loans (cost $502,341,434)				470,922,687
Corporate Bonds 7.4%
Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	450	462,033
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,450	2,461,548
				2,923,581
Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	700	669,343
Auto Parts & Equipment 0.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,000	1,703,914
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	04/01/25	850	867,567
				2,571,481
Chemicals 0.2%
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	1,000	840,697

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.3%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125%	07/15/26	1,290	$ 1,429,981
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875	11/15/26	3,000	2,703,021
Home Builders 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27	2,230	2,503,123
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,575	1,499,441
				4,002,564
Media 0.4%
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	2,250	2,332,799
Oil & Gas 1.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	544,580
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	1,250	1,015,805
Gtd. Notes	5.625	06/01/23	1,000	706,505
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	1,200	1,171,241
Gtd. Notes, 144A	7.250	03/14/27	1,300	1,093,450
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	3,321	1,552,991
Gtd. Notes, 144A	7.375	05/15/24	500	226,671
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23	2,925	2,866,253
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	1,500	1,223,139
Gtd. Notes(a)	5.000	03/15/23	675	586,402
				10,987,037

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.8%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625%	06/15/20	63	$ 41,930
Sr. Unsec’d. Notes	8.625	06/15/20	925	618,067
L Brands, Inc., Gtd. Notes	6.750	07/01/36	2,100	1,813,389
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	2,700	2,229,884
				4,703,270
Telecommunications 1.5%
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,000	1,000,091
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	1,375	1,000,116
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	3,750	3,807,870
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	1,000	795,918
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	2,675	2,143,637
				8,747,632
Total Corporate Bonds (cost $45,155,707)				41,911,406

	Shares
Common Stocks 0.2%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc.^	2,705	27
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources - Marcellus LLC (Class A Stock)^*	182,358	373,834

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Software 0.1%
Avaya Holdings Corp.*	32,696	$ 417,528
Total Common Stocks (cost $1,057,511)		791,389

	Units
Warrants* 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, 1st Lien, expiring 03/30/23^	46,500	1,395
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	18,026	2,253
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	14,021	1,052

Total Warrants (cost $6,431)		4,700

Total Long-Term Investments (cost $577,261,083)		542,089,369

	Shares
Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	694,608	694,608
PGIM Institutional Money Market Fund (cost $10,205,303; includes $10,183,050 of cash collateral for securities on loan)(b)(w)	10,204,671	10,205,692

Total Short-Term Investments (cost $10,899,911)		10,900,300

TOTAL INVESTMENTS 97.9% (cost $588,160,994)		552,989,669
Other assets in excess of liabilities(z) 2.1%		12,045,190

Net Assets 100.0%		$ 565,034,859

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $76,982,971 and 13.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,310,447; cash collateral of $10,183,050 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In addition, as of November 30, 2019, $318,571 of cash collateral has been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of November 30, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at November 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,800	05/11/21	2.350%(A)	1 Day USOIS(2)(A)	$ 62,520	$ 78,948	$ 16,428
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	(121,711)	(113,065)
4,890	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	96,571	120,918	24,347
16,255	05/11/24	2.250%(A)	1 Day USOIS(2)(A)	714,933	668,961	(45,972)
1,200	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	103,312	(33,567)	(136,879)
1,760	05/11/29	2.400%(A)	1 Day USOIS(1)(A)	(190,744)	(150,518)	40,226
				$ 777,946	$ 563,031	$(214,915)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).